Transactions with Related Parties - Crewcare Inc. (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related parties	$ 1,259,780	$ 166,354
Crewcare Inc.
Related Party Transaction [Line Items]
Due to related parties	1,247,676	166,354
Crewcare Inc. | Manning Agency Agreements
Related Party Transaction [Line Items]
Monthly manning service fee per seaman	95
One-off recruitment fees per seaman	120
In-house training fee per seaman	30
Extra Inhouse Training Fee Per Seaman	50
Manning expenses	433,368	441,499	$ 382,517
Crewcare Inc. | Cadetship Program Agreement
Related Party Transaction [Line Items]
Lump sum fee per cadet employed	5,000
Cadetship program expenses	$ 190,000	$ 360,000